SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

8.SUBSEQUENT EVENTS

MLAI and Man Principal Strategies Corp. (“Man Principal Strategies”) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) pursuant to which MLAI has agreed, subject to the terms of the Asset Purchase Agreement, to transfer and sell to Man Principal Strategies the following: (i) MLAI’s manager interest in the Fund; (ii) copies of MLAI’s books and records relating to the Fund; and (iii) MLAI’s rights under the Limited Liability Company Operating Agreement of the Fund (the “Transaction”). Upon consummation of the Transaction, an affiliate of Man Principal Strategies will become the manager of the Fund. Consequently, consummation of the Transaction will constitute a change of control with respect to the Fund. The consummation of the Transaction is subject to the satisfaction of customary closing conditions and approval by the investors in the Fund.

In respect to Class DS Units, effective as of January 1, 2015: (i) the management fee percentage payable by the BlueTrend Fund to the Trading Advisor reduces from 2.0% per annum to 1.5% per annum; and (ii) the Trading Advisor’s management fee sharing agreement with MLAI effectively reduces, as the Trading Advisor has agreed to share with MLAI an amount equal to 0.65% of the gross asset value attributable to the Units.

On December 31, 2014 with effect from January 1, 2015, the Fund, MLAI, BlueCrest Capital Management Limited (the “Former Trading Advisor”) and Systematica Investments Limited (the “New Trading Advisor”) entered into a Novation and Amendment Agreement (the “Novation and Amendment”). Pursuant to the Novation and Amendment the New Trading Advisor will be substituted for the Former Trading Advisor under the Advisory Agreement. The New Trading Advisor entered into the Novation and Amendment solely in its capacity as general partner of Systematica Investments LP.

In respect to Class DS Units, effective as of January 1, 2015: (i) the Aspect Fund will pay its performance fee quarterly to the Trading Advisor; (ii) The Trading Advisor no longer shares any of the performance fees with MLAI; and (iii) The Trading Advisor’s management fee sharing agreement with MLAI increases from 25% to 50%.

Management has evaluated the impact of subsequent events on the Fund and has determined that there were no other subsequent events that require adjustments to, or disclosure in, the financial statements.